TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund
TOUCHSTONE FLEXIBLE INCOME FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Flexible Income Fund (the “Fund”) seeks a high level of income consistent with reasonable risk.
The Fund seeks capital appreciation as a secondary goal.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%	none	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)	[1]	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.28%	0.28%	0.29%	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)	[2]	1.11%	1.86%	0.87%	0.83%
Fee Waiver or Reimbursement	[3]	(0.05%)	(0.05%)	(0.06%)	(0.12%)
Net Expenses (as a percentage of Assets)	[2],[3],[4]	1.06%	1.81%	0.81%	0.71%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective October 28, 2017.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2018.
[3]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended March 31, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect October 28, 2017.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	306	284	83	73
Expense Example, with Redemption, 3 Years	541	580	272	253
Expense Example, with Redemption, 5 Years	795	1,001	476	449
Expense Example, with Redemption, 10 Years	1,520	2,176	1,067	1,014

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Flexible Income Fund Class C
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,176

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, and preferred stocks. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities, variable- and floating-rate instruments, and mortgage- and asset-backed securities. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million or higher. The Fund may invest in both domestic and foreign securities. The Fund may also invest in equity securities of real estate investment trusts (“REITs”).

The Fund’s sub-advisor, ClearArc Capital, Inc. (“ClearArc” or the “Sub-Advisor”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with attractive price-to-cash flow ratios. The Fund may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when ClearArc believes interest rates will rise and will increase its investment in long-term debt securities during periods when ClearArc believes interest rates will decline. The Fund seeks returns by investing across a broader array of investments than traditional investment-grade fixed-income funds, and ClearArc believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting fixed-income and preferred securities for the Fund, ClearArc intends to invest principally in securities that are rated investment-grade by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Sub-Advisor defines investment grade as those securities rated "BBB-" or higher by an NRSRO; or if a security is unrated by an NRSRO, as determined by the Sub–Advisor to be of comparable quality. The Fund will invest no more than 20% of the Fund's total assets in non-investment-grade debt securities. Securities rated as below investment-grade are sometimes referred to as “junk bonds” and have speculative characteristics.

In order to efficiently seek certain exposures or to hedge certain risks, the Fund may invest in derivative instruments, such as currency forwards, options, futures contracts or swap agreements.

ClearArc may consider selling a portfolio holding when: it detects deterioration in a company’s strategic position, growth prospects, or financial reporting; an individual security comprises too large a position in the portfolio; a company has declining financial fundamentals and unacceptable risk volatility as determined by ClearArc’s credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. REITs typically incur fees that are separate from those of the Fund.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

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Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

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U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

The Fund’s Performance	[1]
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Flexible Income Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 21.98%	Worst Quarter: 3rd Quarter 2008 (18.48)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is (1.06)%.
Average Annual Total Returns For the periods ended December 31, 2017
Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Strategic Income Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to September 10, 2012 included in the Fund’s prospectus is that of the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were April 1, 2004, October 29, 2001, September 1, 1998 and September 10, 2012, respectively. Institutional Class shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to September 10, 2012.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund		Label	1 Year	5 Years	10 Years
Barclays U.S Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Class A		Return Before Taxes	0.43%	2.76%	4.86%
Class A | After Taxes on Distributions		Return After Taxes on Distributions	(0.60%)	1.38%	3.10%
Class A | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares(1)	0.28%	1.53%	3.04%
Class C		Return Before Taxes	4.70%	3.20%	4.69%
Class Y		Return Before Taxes	6.75%	4.25%	5.74%
Institutional Class		Return Before Taxes	6.96%	4.35%	5.78%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Touchstone Focused Fund
TOUCHSTONE FOCUSED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.42%	0.32%	0.29%	0.30%
Expenses (as a percentage of Assets)		1.29%	1.94%	0.91%	0.92%
Fee Waiver or Reimbursement	[1]	(0.09%)	none	none	(0.09%)
Net Expenses (as a percentage of Assets)	[1]	1.20%	1.94%	0.91%	0.83%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.20%, 1.95%, 0.95%, and 0.83% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	616	297	93	85
Expense Example, with Redemption, 3 Years	880	609	290	284
Expense Example, with Redemption, 5 Years	1,164	1,047	504	500
Expense Example, with Redemption, 10 Years	1,971	2,264	1,120	1,123

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Focused Fund Class C
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	2,264

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 40 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which Fort Washington believes are mis-priced in the market. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector and/or Industry Focus Risk: A fund that focuses its investments in the securities of a particular industry and/or market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular industry and/or sector.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index and the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Focused Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 19.46%	Worst Quarter: 4th Quarter 2008 (19.12)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is 1.82%.
Average Annual Total Returns For the periods ended December 31, 2017
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were September 30, 2003, April 12, 2012, February 12, 1999 and December 20, 2006, respectively. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund	Label	1 Year	5 Years	10 Years
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	21.13%	15.58%	8.60%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Class A	Return Before Taxes	7.36%	12.78%	7.88%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	5.70%	12.15%	7.27%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.29%	10.16%	6.21%
Class C	Return Before Taxes	12.05%	13.28%	7.91%
Class Y	Return Before Taxes	14.21%	14.43%	8.80%
Institutional Class	Return Before Taxes	14.28%	14.56%	8.99%

TOUCHSTONE STRATEGIC TRUST | Touchstone Growth Opportunities Fund
TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Growth Opportunities Fund (the “Fund”) seeks long-term growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.38%	0.54%	0.32%	0.26%
Expenses (as a percentage of Assets)		1.38%	2.29%	1.07%	1.01%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.30%)	(0.08%)	(0.12%)
Net Expenses (as a percentage of Assets)	[1]	1.24%	1.99%	0.99%	0.89%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	620	302	101	91
Expense Example, with Redemption, 3 Years	902	687	332	310
Expense Example, with Redemption, 5 Years	1,205	1,198	582	546
Expense Example, with Redemption, 10 Years	2,063	2,602	1,298	1,225

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Growth Opportunities Fund Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	687
Expense Example, No Redemption, 5 Years	1,198
Expense Example, No Redemption, 10 Years	2,602

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one- to three-year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund may invest in companies of any market capitalization.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund’s portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or  better risk/reward opportunities may be found in other stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Growth Opportunities Fund — Class A Shares Total Return as of December 31

Best Quarter: 1st Quarter 2012 17.56%	Worst Quarter: 4th Quarter 2008 (24.04)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is 6.98%.
Average Annual Total ReturnsFor the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were September 29, 1995, August 2, 1999, February 2, 2009 and February 2, 2009, respectively. Class Y shares’ performance and Institutional Class shares’ performance were calculated using the historical performance of Class A shares for the periods prior to February 2, 2009. Performance for these periods has been restated to reflect the impact of the fees applicable to Class Y and Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund	Label	1 Year	5 Years	10 Years
Russell 3000 Index	Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	29.59%	17.16%	9.93%
Class A	Return Before Taxes	20.68%	12.88%	7.25%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	16.56%	9.92%	5.57%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.35%	9.08%	5.14%
Class C	Return Before Taxes	26.07%	13.38%	7.10%
Class Y	Return Before Taxes	28.36%	14.54%	8.14%
Institutional Class	Return Before Taxes	28.49%	14.64%	8.25%

TOUCHSTONE STRATEGIC TRUST | Touchstone International Value Fund
TOUCHSTONE INTERNATIONAL VALUE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone International Value Fund (the “Fund”) seeks long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone International Value Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone International Value Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		1.41%	7.12%	1.27%	0.73%
Expenses (as a percentage of Assets)		2.66%	9.12%	2.27%	1.73%
Fee Waiver or Reimbursement	[1]	(1.32%)	(7.03%)	(1.18%)	(0.74%)
Net Expenses (as a percentage of Assets)	[1]	1.34%	2.09%	1.09%	0.99%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.34%, 2.09%, 1.09%, and 0.99% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone International Value Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	630	312	111	101
Expense Example, with Redemption, 3 Years	1,166	2,013	596	473
Expense Example, with Redemption, 5 Years	1,727	3,668	1,107	869
Expense Example, with Redemption, 10 Years	3,251	7,245	2,514	1,979

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone International Value Fund Class C
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	2,013
Expense Example, No Redemption, 5 Years	3,668
Expense Example, No Redemption, 10 Years	7,245

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund primarily invests its assets in equity securities of foreign issuers. Equity securities include common and preferred stocks. Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of, (ii) maintain their principal place of business in, (iii) have the principal trading market for their securities in, (iv) derive at least 50% of revenues or profits from operation in, or (v) have at least 50% of their assets in, foreign countries. The Fund allocates its assets to securities of issuers located in both developed and emerging markets. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the United States. The Fund may invest in companies of any market capitalization.

The Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued. Barrow Hanley seeks to invest in companies that have price-to-earnings and price-to-book ratios below the market, enterprise-value/free-cash-flow ratios at or below the market, and dividend yields above the market. Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.

Barrow Hanley generally considers selling a security when, in Barrow Hanley’s opinion, the security reaches its fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI EAFE Value Index (Net) and the MSCI EAFE Index (Net). The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Value Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 24.58%	Worst Quarter: 3rd Quarter 2008 (21.83)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is (1.30)%.
Average Annual Total Returns For the periods ended December 31, 2017
Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third International Equity Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Performance information prior to September 10, 2012 included in the Fund’s prospectus is that of the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were August 18, 1994, April 25, 1996, October 9, 1998 and September 10, 2012, respectively. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to September 10, 2012.  Performance for these periods has been restated to reflect the impact of the fees applicable to Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone International Value Fund		Label	1 Year	5 Years	10 Years
MSCI EAFE Value Index, Net		MSCI EAFE Value Index, Net (reflects no deduction for fees or expenses)	21.44%	6.95%	1.15%
MSCI EAFE Index		MSCI EAFE Index, Net (reflects no deduction for fees or expenses)	25.03%	7.90%	1.94%
Class A		Return Before Taxes	15.43%	4.32%	(0.91%)
Class A | After Taxes on Distributions		Return After Taxes on Distributions	14.09%	3.06%	(2.18%)
Class A | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares(1)	9.28%	3.00%	(0.98%)
Class C		Return Before Taxes	20.60%	4.72%	(1.08%)
Class Y		Return Before Taxes	22.82%	5.82%	(0.06%)
Institutional Class		Return Before Taxes	22.92%	5.92%	(0.12%)
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.31%	0.31%	0.29%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.30%	2.05%	1.03%	1.00%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2018.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	626	308	105	102
Expense Example, with Redemption, 3 Years	891	643	328	318
Expense Example, with Redemption, 5 Years	1,177	1,103	569	552
Expense Example, with Redemption, 10 Years	1,989	2,379	1,259	1,225

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Mid Cap Growth Fund Class C
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization between $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index (between $2.3 billion and $35.6 billion as of June 30, 2018). The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.

The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Mid Cap Growth Fund — Class A Shares Total Return as of December 31

Best Quarter: 3rd Quarter 2009 19.29%	Worst Quarter: 4th Quarter 2008 (26.51)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is 8.10%.
Average Annual Total Returns For the periods ended December 31, 2017
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were October 3, 1994, October 3, 1994, February 2, 2009 and April 1, 2011, respectively. Class Y shares’ performance and Institutional Class shares’ performance were calculated using the historical performance of Class A shares for the periods prior to February 2, 2009 and April 1, 2011, respectively. Performance for these periods has been restated to reflect the impact of the fees applicable to Class Y and Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years
Russell Midcap Growth Index	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	25.27%	15.30%	9.10%
Class A	Return Before Taxes	17.03%	13.43%	7.22%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	14.25%	10.92%	5.77%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.51%	10.14%	5.50%
Class C	Return Before Taxes	22.25%	13.94%	7.05%
Class Y	Return Before Taxes	24.48%	15.09%	8.12%
Institutional Class	Return Before Taxes	24.54%	15.19%	8.12%

TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund
TOUCHSTONE SANDS CAPITAL EMERGING MARKETS GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 62 and in the Fund’s Statement of Additional Information (“SAI”) on page 63.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Class Y	Institutional Class
Redemption Fee | TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund		Class Y	Institutional Class
Management Fees (as a percentage of Assets)	[1]	1.00%	1.00%
Other Expenses (as a percentage of Assets):		0.34%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)	[2]	1.35%	1.27%
Fee Waiver or Reimbursement	[3]	none	(0.01%)
Net Expenses (as a percentage of Assets)	[2],[3],[4]	1.35%	1.26%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective February 16, 2018.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2018.
[3]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.35% and 1.25% of average daily net assets for Class Y shares and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended March 31, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect February 16, 2018.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund - USD ($)	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	137	128
Expense Example, with Redemption, 3 Years	428	402
Expense Example, with Redemption, 5 Years	739	696
Expense Example, with Redemption, 10 Years	1,624	1,533

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries.  The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts, and, to a lesser extent, equity-related securities such as participatory notes ("P-notes"), low-exercise price options ("LEPOs") and low exercise price warrants ("LEPWs"). Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. For purposes of meeting its 80% investment policy, the Fund may include derivative instruments (i.e. P-notes, LEPOs, and LEPWs) that have characteristics similar to the securities in which the Fund may invest directly. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of “bottom-up” research undertaken by the sub-advisor, Sands Capital Management, LLC (“Sands Capital”).

The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of March 31, 2018, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.

Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Equity-Related Securities Risk: The Fund may invest in equity-related securities, including LEPOs, LEPWs, and P-notes to gain exposure to issuers in certain emerging or frontier market countries. LEPOs, LEPWs, and P-notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. The risks of investing in LEPOs, LEPWs, and P-notes are similar to depositary receipts risk and foreign securities risk in general.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception compare with the MSCI Emerging Markets Index, Net. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Emerging Markets Growth Fund — Class Y Shares Total Return as of December 31

Best Quarter: 1st Quarter 2017 13.35%	Worst Quarter: 3rd Quarter 2015 (16.05)%
The calendar year-to-date return for the Fund’s Class Y shares as of June 30, 2018 is 1.07%.
Average Annual Total Returns For the periods ended December 31, 2017
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund	Label	1 Year	Since Inception	Inception Date
MSCI Emerging Markets Index	MSCI Emerging Markets Index - Net Returns (reflects no deductions for fees, expenses or taxes)	37.28%	6.46%
Class Y	Return Before Taxes	38.35%	7.60%	May 09, 2014
Class Y | After Taxes on Distributions	Return After Taxes on Distributions	38.35%	7.60%
Class Y | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.70%	5.92%
Institutional Class	Return Before Taxes	38.48%	7.69%

TOUCHSTONE STRATEGIC TRUST | Touchstone Small Cap Growth Fund
TOUCHSTONE SMALL CAP GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Cap Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Cap Growth Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.46%	0.60%	0.34%	0.39%
Expenses (as a percentage of Assets)		1.70%	2.59%	1.33%	1.38%
Fee Waiver or Reimbursement	[1]	(0.26%)	(0.40%)	(0.14%)	(0.34%)
Net Expenses (as a percentage of Assets)	[1]	1.44%	2.19%	1.19%	1.04%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.44%, 2.19%, 1.19%, and 1.04% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Cap Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	639	322	121	106
Expense Example, with Redemption, 3 Years	985	768	408	403
Expense Example, with Redemption, 5 Years	1,354	1,340	715	723
Expense Example, with Redemption, 10 Years	2,388	2,895	1,589	1,628

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Small Cap Growth Fund Class C
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	768
Expense Example, No Redemption, 5 Years	1,340
Expense Example, No Redemption, 10 Years	2,895

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in equity securities of small-cap companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stocks of small-cap companies. For purposes of the Fund, a small capitalization company has a market capitalization within the range represented in the Russell 2000® Growth Index (between approximately $51 million and $6.7 billion as of June 30, 2018).  The market capitalization range of the Russell 2000® Growth Index will change with market conditions. The Fund may invest up to 20% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of depositary receipts or foreign domiciled companies listed on U.S. stock exchanges. The Fund may also invest in shares of exchange-traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and are expected to grow faster than the U.S. economy. In selecting investments for the Fund, Russell Investments Implementation Services, LLC* (“RIIS”), sub-advisor to the Fund (“RIIS”), uses a quantitative investment approach designed to achieve a target ex-ante tracking error to the Russell 2000® Growth Index of between 1% to 3% on an annualized basis. This approach is designed to reduce transaction costs by minimizing trading in order to reduce performance slippage versus the fund’s benchmark.

*Prior to July 30, 2018, Fiera Capital Inc. (“Fiera”) served as sub-advisor to the Small Cap Growth Fund. Effective July 30, 2018, RIIS was appointed sub-advisor to the Small Cap Growth Fund.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Cap Growth Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 32.54%	Worst Quarter: 4th Quarter 2008 (27.89)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is 6.91%.
Average Annual Total Returns For the periods ended December 31, 2017
Before the Fund changed its name, principal investment strategy, and sub-advisor, the Fund was managed as the Touchstone Micro Cap Value Fund. The change from the Micro Cap Value Fund to Small Cap Growth Fund occurred on April 26, 2013.  Before the Micro Cap Value Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Performance information prior to April 26, 2013 included in the Fund’s prospectus is that of the Micro Cap Value Fund and its Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were August 13, 2001, August 13, 2001, February 1, 1998 and September 10, 2012, respectively. Institutional Class shares’ performance was calculated using the historical performance of Class Y shares for periods prior to September 10, 2012.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Cap Growth Fund	Label	1 Year	5 Years	10 Years
Russell 2000 Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%
Class A	Return Before Taxes	3.58%	7.99%	6.81%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	3.58%	7.07%	6.24%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.03%	6.07%	5.39%
Class C	Return Before Taxes	7.97%	8.46%	6.65%
Class Y	Return Before Taxes	10.02%	9.56%	7.72%
Institutional Class	Return Before Taxes	10.29%	9.75%	7.81%

TOUCHSTONE STRATEGIC TRUST | Touchstone Sustainability and Impact Equity Fund
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Sustainability and Impact Equity Fund (the “Fund”) seeks long-term growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 62 and 63, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Sustainability and Impact Equity Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Sustainability and Impact Equity Fund		Class A		Class C	Class Y		Institutional Class
Management Fees (as a percentage of Assets)	[1]	0.65%		0.65%	0.65%		0.65%
Distribution and Service (12b-1) Fees		0.25%		1.00%	none		none
Other Expenses (as a percentage of Assets):		0.29%		0.37%	0.31%		0.33%
Expenses (as a percentage of Assets)		1.19%		2.02%	0.96%		0.98%
Fee Waiver or Reimbursement	[2]	(0.02%)		(0.03%)	(0.06%)		(0.09%)
Net Expenses (as a percentage of Assets)	[2]	1.17%	[3]	1.99%	0.90%	[3]	0.89%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective October 28, 2017.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.17%, 1.99%, 0.90% and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 26, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended March 31, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect October 28, 2017.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Sustainability and Impact Equity Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	613	302	92	91
Expense Example, with Redemption, 3 Years	857	631	300	303
Expense Example, with Redemption, 5 Years	1,120	1,085	525	533
Expense Example, with Redemption, 10 Years	1,869	2,346	1,173	1,193

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Sustainability and Impact Equity Fund Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	2,346

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and non-U.S. companies that meet certain financial and environmental, social, and governance criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds that invest in equity securities.

The Fund’s sub-advisor, Rockefeller & Co. LLC (“Rockefeller”), selects investments for the Fund based on an evaluation of a company’s financial condition and its sustainability and impact practices. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller’s sustainability and impact evaluation considers environmental, social, and governance criteria such as corporate governance practices, product quality and safety, workplace diversity practices, environmental impact and sustainability, community investment and development, and human rights record.

The Fund invests in securities of any size, but generally focuses on larger, more established companies. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of March 31, 2018, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time.  Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

Sustainability and Impact Investing Risk: The Fund’s environmental, social and corporate governance criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World Index (“ACWI”). The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Before the Fund changed its name, principal investment strategies and sub-advisor on May 4, 2015, the Fund was managed as the Touchstone Large Cap Growth Fund. Consequently, performance prior to May 4, 2015 reflects the prior sub-advisor's large cap growth strategy.

Touchstone Sustainability and Impact Equity Fund — Class A Shares Total Return as of December 31

Best Quarter: 3rd Quarter 2009 14.98%	Worst Quarter: 4th Quarter 2008 (23.90)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2018 is (1.38)%.
Average Annual Total Returns For the periods ended December 31, 2017
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were December 19, 1997, October 4, 2003, November 10, 2004 and May 4, 2015, respectively. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for periods prior to May 4, 2015. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Sustainability and Impact Equity Fund		Label	1 Year	5 Years	10 Years
MSCI ACWI Index	[1]	MSCI ACWI(2) (reflects no deductions for fees, expenses or taxes)	23.97%	10.80%	4.65%
Class A		Return Before Taxes	18.49%	12.22%	5.66%
Class A | After Taxes on Distributions		Return After Taxes on Distributions	15.25%	7.96%	3.62%
Class A | After Taxes on Distributions and Sales	[2]	Return After Taxes on Distributions and Sale of Fund Shares(1)	13.15%	8.76%	4.06%
Class C		Return Before Taxes	23.80%	12.70%	5.49%
Class Y		Return Before Taxes	26.05%	13.84%	6.56%
Institutional Class		Return Before Taxes	26.15%	13.88%	6.58%
[1]	The MSCI ACWI returns disclosed are net of withholding taxes.
[2]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.